Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Other Costs, Net Disclosure
Schedule of Restructuring and Related Costs [Table Text Block]

During 2013, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$—	$51.7	$4.4	$56.1
Analytical Instruments	2.9	0.6	20.9	24.4
Specialty Diagnostics	24.9	12.9	24.2	62.0
Laboratory Products and Services	0.8	—	25.2	26.0
Corporate	—	8.3	3.0	11.3

	$28.6	$73.5	$77.7	$179.8

During 2012, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$0.7	$—	$7.8	$8.5
Analytical Instruments	0.4	(0.1)	32.8	33.1
Specialty Diagnostics	52.8	13.7	15.0	81.5
Laboratory Products and Services	1.7	(0.9)	25.5	26.3
Corporate	—	(0.2)	1.0	0.8

	$55.6	$12.5	$82.1	$150.2

During 2011, the company recorded net restructuring and other costs as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$1.0	$—	$9.8	$10.8
Analytical Instruments	29.1	34.5	42.2	105.8
Specialty Diagnostics	39.0	24.0	8.4	71.4
Laboratory Products and Services	3.5	—	34.0	37.5
Corporate	—	3.0	2.1	5.1

	$72.6	$61.5	$96.5	$230.6

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

Pre-2012 Restructuring Plans
Balance At December 31, 2010	$10.2	$5.7	$0.1	$16.0
Costs incurred in 2011 (c)	44.2	11.9	25.5	81.6
Reserves reversed (b)	(0.5)	—	(0.1)	(0.6)
Payments	(35.7)	(10.4)	(22.9)	(69.0)
Currency translation	(0.4)	—	—	(0.4)

Balance At December 31, 2011	17.8	7.2	2.6	27.6
Costs incurred in 2012 (d)	2.5	6.9	2.2	11.6
Reserves reversed (b)	(1.6)	—	(0.6)	(2.2)
Payments	(14.0)	(8.2)	(3.8)	(26.0)
Currency translation	(0.5)	—	—	(0.5)

Balance At December 31, 2012	4.2	5.9	0.4	10.5
Costs incurred in 2013	0.5	4.3	0.1	4.9
Payments	(3.7)	(3.7)	(0.2)	(7.6)
Currency translation	—	—	—	—

Balance At December 31, 2013	$1.0	$6.5	$0.3	$7.8

2012 Restructuring Plans
Costs incurred in 2012 (d)	$43.8	$6.4	$7.0	$57.2
Payments	(28.8)	(4.1)	(4.6)	(37.5)
Currency translation	0.8	0.1	—	0.9

Balance At December 31, 2012	15.8	2.4	2.4	20.6
Costs incurred in 2013	8.9	2.8	3.0	14.7
Reserves reversed (b)	(2.6)	(0.1)	(0.3)	(3.0)
Payments	(16.6)	(3.6)	(5.1)	(25.3)
Currency translation	0.1	—	—	0.1

Balance At December 31, 2013	$5.6	$1.5	$—	$7.1

2013 Restructuring Plans
Costs incurred in 2013	$48.3	$3.2	$9.9	$61.4
Payments	(26.7)	(1.8)	(7.7)	(36.2)
Currency translation	0.4	—	—	0.4

Balance At December 31, 2013	$22.0	$1.4	$2.2	$25.6

(a) Other includes cash compensation from monetizing equity awards held by Dionex employees at the date of acquisition and employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b) Represents reductions in cost of plans.

(c) Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

(d) Excludes an aggregate of $15 million of non-cash charges, net, which are detailed by segment above.

The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2014; and abandoned-facility payments, over lease terms expiring through 2018.